Derivative financial instruments	12 Months Ended
Dec. 31, 2019
Derivative financial instruments
Derivative financial instruments

25. Derivative financial instruments

	Assets		Liabilities
EURm	Fair value(1)	Notional(2)	Fair value(1)	Notional(2)
2019
Hedges on net investment in foreign subsidiaries
Foreign exchange forward contracts	36	3 807	(2)	517
Cash flow hedges
Foreign exchange forward contracts	7	660	(18)	749
Currency options bought	1	343	–	–
Fair value hedges
Foreign exchange forward contracts	7	697	(7)	549
Firm commitments	6	606	(2)	255
Cash flow and fair value hedges(3)
Cross currency swaps	–	–	(49)	1 246
Derivatives not designated in hedge accounting relationships carried at fair value through profit and loss
Foreign exchange forward contracts	17	3 491	(72)	8 070
Currency options bought	7	654	–	–
Other derivatives	–	–	(7)	84
Total	81	10 258	(157)	11 470
2018
Hedges on net investment in foreign subsidiaries
Foreign exchange forward contracts	11	2 559	(23)	4 075
Currency options bought	1	240	–	–
Cash flow hedges
Foreign exchange forward contracts	5	621	(26)	818
Currency options bought	9	522	–	44
Currency options sold	–	–	–	15
Fair value hedges
Interest rate swaps	7	600	–	–
Foreign exchange forward contracts	2	218	(6)	548
Firm commitments	14	466	(1)	234
Cash flow and fair value hedges(3)
Cross currency swaps	22	260	(69)	1 512
Derivatives not designated in hedge accounting relationships carried at fair value through profit and loss
Foreign exchange forward contracts	59	6 230	(43)	5 329
Currency options bought	1	103	–	–
Other derivatives	–	–	(10)	104
Total	131	11 819	(178)	12 679
(1)	Included in other financial assets and other financial liabilities in the consolidated statement of financial position.
(2)

Includes the gross amount of all notional values for contracts that have not yet been settled or cancelled. The amount of notional value outstanding is not necessarily a measure or indication of market risk as the exposure of certain contracts may be offset by that of other contracts.

(3)	Cross currency swaps have been designated partly as fair value hedges and partly as cash flow hedges.